Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Summary of information about payables

	2024 US$m	2023 US$m
Trade and other payables 1	2,075	1,655
Interest payable 2	110	69

	2,185	1,724
1.	Interest-free and normally settled on 30 day terms.
2.	Details regarding interest-bearing liabilities are contained in Note C.2.